Private Placement - Additional Information (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Proceeds from sale of Private Placement Units	$ 5,450,000
Class A Common stock
Exercise price of warrants	$ 9.20	$ 9.20
Private Placement Warrants | Class A Common stock
Exercise price of warrants	$ 11.50	$ 11.50
Sponsor | Private Placement Warrants
Class of warrants and rights issued during the period	545,000	545,000
Class of warrants and rights issued, price per warrant	$ 10.00	$ 10.00
Proceeds from sale of Private Placement Units	$ 5,450,000	$ 5,450,000
Number of shares of common stock issuable on exercise of each warrant	1	1